Derivative Financial Instruments - Additional Information (Detail) ₺ in Thousands, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TRY (₺)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019 TRY (₺)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jun. 25, 2019 EUR (€)	Aug. 09, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	₺ 2,131,070		₺ 917,437
Interest expense accrual included in current derivative financial instruments assets	50,247		85,233
Derivative financial liabilities	71,325		119,111
Interest expense accrual included in current derivative financial instruments liabilities	10,807		11,128
Hedges of net investments in foreign operations	(1,246,699)		(296,275)	₺ (43,203)
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Hedges of net investments in foreign operations	(1,246,699)		(296,275)	₺ (43,203)
Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Participating cross currency swaps with guarantees | €						€ 340,220	€ 414,812
Guarantees included in current derivative financial instruments assets used for hedging	1,170,728		1,121,303
Assets subject to offsetting | €								€ 40,020	€ 300,200
Threshold market value change | €		€ 1,000
Threshold amount for transfer | €		10,000
Transfer amount as collateral to the company	4,430,104	293,643
Transfer amount as collateral to the bank	3,259,376	€ 216,043
Offset amount	1,170,728		₺ 1,121,303
Derivative financial assets without offsetting	3,167,736
Derivative financial liabilities without offsetting	(62,737)
Borrowings without offsetting	₺ 10,019,141
Currency forward contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					$ 10,131
Bank loans [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					$ 16,987
Bank loans [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €						245,758
Lease liabilities [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €						€ 15,922